NOTE 4 - MERGER WITH CLS LABS	12 Months Ended
May 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 4 - MERGER WITH CLS LABS

On April 29, 2015, the Company, CLS Labs and CLS Merger, Inc., a Nevada corporation and wholly owned subsidiary of the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) and completed a merger, whereby CLS Merger, Inc. merged with and into CLS Labs, with CLS Labs remaining as the surviving entity (the “Merger”). Upon the consummation of the Merger, the shares of common stock of CLS Holdings owned by CLS Labs were extinguished and the former stockholders of CLS Labs were issued an aggregate of 15,000,000 (post Reverse Split) shares of common stock in the Company in exchange for their shares of common stock in CLS Labs. As a result of the Merger, the Company acquired the business of CLS Labs and abandoned its previous business.

For financial reporting purposes, the Merger represents a capital transaction of CLS Labs or a “reverse merger” rather than a business combination, because the sellers of CLS Labs controlled the Company immediately following the completion of the Merger. As such, CLS Labs is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is being treated as a recapitalization of CLS Labs.  Accordingly, the assets and liabilities and the historical operations reflected in the Company’s ongoing financial statements are those of CLS Labs and are recorded at the historical cost basis of CLS Labs. The Company’s assets, liabilities and results of operations have been consolidated with the assets, liabilities and results of operations of CLS Labs after consummation of the Merger.  The Company’s historical capital accounts have been retroactively adjusted to reflect the equivalent number of shares issued by the Company in the Merger while CLS Labs’ historical retained earnings have been carried forward. The historical financial statements of the Company before the Merger will be replaced with the historical financial statements of CLS Labs before the Merger in all future filings with the Securities and Exchange Commission, or “SEC”.  The Merger is intended to be treated as a tax-free exchange under Section 368(b) of the Internal Revenue Code of 1986, as amended.

Pro Forma Results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of CLS Labs had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Twelve months ended
May 31, 2015
Total Revenue	-
Net loss attributable to CLS Holdings USA, Inc.	(2,200,788)
Basic net income (loss) per common share	(0.35)
Diluted net income (loss) per common share	(0.35)
Weighted average shares - basic	6,356,167
Weighted average shares - diluted	6,356,167